UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
32	Statement of Assets and Liabilities
33	Statement of Operations
34	Statement of Changes in Net Assets
35	Financial Highlights
36	Notes to Financial Statements
43	Report of Independent Registered Public Accounting Firm
44	Important Tax Information
45	Board Members Information
48	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the 12-month period from June 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the second half of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. The municipal bond market produced mildly positive total returns, on average, in this choppy economic environment. Although municipal bonds were undermined over much of the reporting period as credit concerns intensified and supply-and-demand dynamics changed, bond prices rebounded in the spring when investors delayed their expectations of rising short-term interest rates.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through May 31, 2011, as provided by Steven Harvey, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2011, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 3.65%.1 The Barclays Capital 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 5.22% for the same period.2

Municipal bonds encountered heightened volatility during the final quarter of 2010 before rebounding in 2011 when a reduced supply of newly issued bonds was met by robust investor demand. The fund produced a lower return than the Index, mainly due to weakness among escrowed municipal bonds.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Municipal Bonds Rebounded from Volatility

Municipal bonds produced generally attractive total returns early in the reporting period amid robust investor demand for a limited supply of newly issued securities. However, municipal bonds encountered heightened volatility over the final months of 2010 as the U.S. economic recovery appeared to gain traction, inflation fears intensified and long-term interest rates climbed. In addition, it became clearer toward the end of 2010 that the federally subsidized Build America Bonds program would be allowed to expire at the end of the year. Investors sold intermediate- and longer-maturity bonds in November and December in anticipation of a surge in the supply at year-end of newly issued securities as states and municipalities rushed to lock in federal subsidies.

The national municipal bond market stabilized over the first five months of 2011, when the supply of newly issued securities declined sharply due to the surge in issuance at the end of 2010 and the efforts among state and local governments to rein in spending and borrowing.

Although revenues have increased for most states over the past year, tax receipts generally have remained below their pre-recession levels while costs have moved higher, particularly those related to pensions and health care benefits for public-sector retirees. Most states have addressed their budget deficits through a combination of cost-reduction and revenue-enhancement measures.

Escrowed Bonds Dampened Relative Performance

Underweighted exposure to escrowed bonds undermined the fund’s relative performance during the fall of 2010, a time when investors favored riskier securities. However, weakness among these traditionally defensive securities was offset to a degree by strength in other areas, including an emphasis on revenue bonds and a correspondingly light position in general obligation bonds. Results were particularly attractive from bonds backed by revenues from hospitals, airports and industrial development projects. In addition, the fund benefited from its holdings of callable bonds, which gained value as longer term yields—and the likelihood of early redemption—declined later in the reporting period. Bonds from California, Illinois, New Jersey and other states that had been hit hard during the market sell-off in late 2010 also exceeded market averages during the rebound in 2011. We had added to such positions during the downturn when our analysts judged that they were priced below their intrinsic values.

Weathering a Period of Transition

We have been encouraged by the municipal bond market’s resilience. Although we expect additional bouts of market volatility over the near term as investors react to macroeconomic developments and the supply of newly issued bonds increases, we remain optimistic over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete, demand seems likely to stay robust as investors respond to higher state taxes and possible federal tax increases down the road. In the meantime, we intend to maintain a relatively defensive investment posture with an emphasis on liquidity in order to keep funds available for new opportunities as they arise.

June 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 5/31/11
	1 Year	5 Years	10 Years
Fund	3.65%	4.33%	3.97%
Barclays Capital 7-Year
Municipal Bond Index	5.22%	5.85%	5.25%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Intermediate Municipal Bond Fund, Inc. on 5/31/01 to a $10,000 investment made in the Barclays Capital 7-Year Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund invests primarily in municipal securities and maintains a portfolio with a weighted average maturity ranging between 3 and 10 years.The fund’s performance shown in the line graph above takes into account fees and expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

Expenses paid per $1,000†	$ 3.84
Ending value (after expenses)	$1,025.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

Expenses paid per $1,000†	$ 3.83
Ending value (after expenses)	$1,021.14

† Expenses are equal to the fund’s annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

May 31, 2011

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	4,951,500
Alabama Public School and
College Authority,
Capital Improvement Bonds	5.00	12/1/24	2,500,000	2,726,650
Birmingham Water Works Board,
Water Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	6,310,000	7,142,983
Huntsville Health Care Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/13	1,600,000	1,696,624
Alaska—.7%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,122,014
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,730,533
Arizona—2.2%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000	12,223,737
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,531,515
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	3,270,000	3,259,144
California—13.2%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.13	3/1/18	200,000	206,714
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000 [a]	1,040,825

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000	6,655,080
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000	20,599,597
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000	1,389,875
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,777,655
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	4,300,000	4,935,368
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/24	2,500,000	2,756,800
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.25	10/1/24	3,000,000	3,451,890
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000	3,200,250
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,651,950
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000	3,469,479
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000	2,849,700
California Housing Finance Agency,
Home Mortgage Revenue	4.70	8/1/26	3,000,000	2,623,080
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000	3,133,020
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000	3,132,187
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000 [a]	5,870,206

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,180,874
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International Airport)	5.25	5/15/25	1,845,000		1,944,261
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	4.88	7/1/22	2,890,000		2,813,877
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	2,620,732
San Diego Public Facilities Financing
Authority, Water Revenue	5.00	8/1/24	7,560,000		8,236,166
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/17	5,000,000		5,413,100
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,501,150
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	5,000,000		5,538,100
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,935,000		1,634,688
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/22	2,000,000		2,175,320
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,797,575

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado—1.2%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000	6,124,621
Colorado Springs School
District Number 11,
GO Improvement Bonds	6.50	12/1/11	2,040,000	2,103,016
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000 [a]	2,000,640
Connecticut—.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000	1,094,230
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000	1,085,420
District of Columbia—1.8%
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000	2,228,600
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000	2,748,000
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,545,000 [b]	3,027,914
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,660,000 [b]	3,164,735
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,144,361

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida—15.0%
Bay County,
Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	2,375,000	2,467,839
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,267,585
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000	8,040,375
Collier County,
Gas Tax Revenue
(Insured; AMBAC)	5.25	6/1/19	2,190,000	2,269,168
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000	3,930,605
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000	2,222,120
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000	2,182,657
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,234,650
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000	2,099,260
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000	2,501,010
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,827,146
Florida Ports Financing
Commission, Revenue
(State Transportation
Trust Fund—Intermodal
Program) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	1,745,000	1,747,635

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Florida Water Pollution Control
Financing Corporation, Water PCR	5.25	1/15/21	2,545,000	2,762,699
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000	1,372,614
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,623,669
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000	2,445,973
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,521,630
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,521,630
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000	3,226,639
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000	3,356,914
Jacksonville Economic Development
Commission, Health Care Facilities
Revenue (Florida Proton Therapy
Institute Project)	6.00	9/1/17	2,875,000 [c]	2,873,189
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000	7,151,125
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,535,475
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000	1,129,550

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000	1,624,976
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	2,500,000	2,660,225
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,250,356
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000	2,433,965
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000	5,413,800
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000	5,832,450
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,341,000
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000	5,253,100
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000	2,763,525
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/17	2,105,000	2,407,257
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	6.75	7/1/22	3,000,000 [d]	1,494,840
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,430,720
Pasco County,
Solid Waste Disposal and Resource
Recovery System Revenue	5.00	10/1/16	3,000,000	3,274,560

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		615,699
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000		2,140,060
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,123,320
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,126,745
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		2,929,007
Volusia County School Board,
Sales Tax Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.38	10/1/15	4,000,000		4,185,560
Georgia—2.8%
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC) (Prerefunded)	5.25	12/1/12	2,560,000	[b]	2,738,483
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project) (Insured;
AMBAC) (Prerefunded)	5.25	12/1/12	2,700,000	[b]	2,888,244
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,534,450
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000		5,550,800

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia (continued)
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	4,303,160
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	11/1/16	5,000,000	5,267,600
Hawaii—1.1%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000	6,491,640
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,808,750
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	1,450,000	1,593,753
Illinois—4.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/17	2,500,000	2,792,675
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; CIFG)	5.50	1/1/15	6,450,000	6,965,484
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,653,325
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,531,867
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,089,953
Illinois,
GO	5.00	1/1/17	5,500,000	5,970,140
Illinois,
GO	5.00	1/1/24	6,200,000	6,142,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,942,437
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,185,200
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000 [e]	2,535,100
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/18	1,500,000	1,541,895
Indiana—1.6%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	5/1/13	1,000,000	1,071,760
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	3,775,240
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,722,945
Kansas—1.2%
Wyandotte County/Kansas City
Unified Government,
Utility System Revenue
(Insured; AMBAC)	5.65	9/1/18	9,130,000	10,458,415
Kentucky—.5%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,231,920
Pikeville,
Hospital Improvement
Revenue (Pikeville Medical
Center, Inc. Project)	6.25	3/1/23	2,195,000	2,415,532

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana—.2%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,128,280
Maryland—.2%
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.38	6/1/25	1,500,000	1,447,800
Massachusetts—2.2%
Massachusetts,
Consolidated Loan	5.00	4/1/24	7,500,000	8,505,600
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,677,092
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,052,371
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	5,000,000	5,007,700
Michigan—2.7%
Detroit,
Sewage Disposal System
Senior Lien Revenue	6.50	7/1/24	4,765,000	5,332,654
Detroit,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	5,000,000	5,107,700
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,342,237
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,278,460
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,145,860

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000	2,562,975
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,436,450
Minnesota—1.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,120,800
Minnesota Public Facilities
Authority, Clean Water
Revenue (Prerefunded)	5.00	3/1/17	7,500,000 [b]	8,941,650
Mississippi—.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,191,432
Missouri—.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,491,389
Nevada—1.7%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,585,087
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,144,188

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nevada (continued)
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,454,700
New Jersey—6.5%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,993,520
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,116,400
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.38	6/15/15	3,300,000	3,492,852
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000	1,063,130
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	12/15/18	5,000,000	5,515,100
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/20	5,000,000	5,418,500
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	9/1/23	7,325,000	7,828,813
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,500,000	3,863,755
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000	5,848,590
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	1,480,000	1,502,674

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.88	6/1/21	4,070,000	4,392,466
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.00	12/15/18	3,000,000	3,319,530
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	5,000,000	5,430,450
New Mexico—1.3%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	545,000	549,567
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,195,000	2,298,428
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	8,352,075
New York—6.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.26	9/1/15	3,000,000 [f]	2,986,830
New York City,
GO	5.00	8/1/17	2,000,000	2,321,360
New York City,
GO	5.00	8/1/18	5,000,000	5,612,500
New York City,
GO	5.00	4/1/20	2,500,000	2,757,650
New York City,
GO	5.00	8/1/20	2,655,000	3,096,925
New York City,
GO	5.00	4/1/22	4,810,000	5,186,479
New York City,
GO	5.00	8/1/22	3,000,000	3,353,250

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Health and Hospitals
Corporation, Health
System Revenue	5.00	2/15/22	4,385,000	4,808,459
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	3,923,748
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	2,360,000	2,456,642
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	800,000	820,672
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.25	2/15/21	2,500,000	2,903,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,559,750
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,119,380
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility Revenue
(American Ref-Fuel Company of
Niagara, L.P. Facility)	5.45	11/15/12	2,000,000	2,031,820
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	2,825,000	2,387,690
North Carolina—2.3%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.13	1/1/14	3,000,000	3,174,840
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/21	1,200,000	1,426,632

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina (continued)
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	992,760
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,193,962
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/16	2,540,000	2,699,995
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/17	10,000,000	10,618,600
Ohio—3.2%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000	5,419,400
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	785,000	794,962
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000	3,304,808
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000 [b]	3,837,757
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,223,238
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Revenue (Water Quality Series)	5.00	12/1/23	5,000,000	5,672,750

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	4,103,297
Pennsylvania—4.3%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,516,168
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,045,760
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	5.65	12/15/17	790,000	774,864
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,699,875
Delaware Valley Regional
Finance Authority, Local
Government Revenue	5.75	7/1/17	6,830,000	7,788,044
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,132,567
Montgomery County Higher
Education and Health
Authority, HR (Abington
Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	3,440,000	3,602,746
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of Philadelphia
Funding Program)	5.00	6/15/17	4,000,000	4,685,600
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,863,336
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.38	9/15/17	2,275,000	2,286,239
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,286,730

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	541,417
Rhode Island—.4%
Rhode Island Student Loan
Authority, Student Loan Program
Revenue (Insured; AMBAC)	4.80	12/1/21	3,600,000	3,423,888
South Carolina—2.8%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,903,739
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina Project)	5.25	12/1/21	4,500,000	4,845,240
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,132,979
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,542,000
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	2,485,000	2,488,280
Texas—4.8%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,694,754
Brazos River Authority,
Revenue (Reliant
Energy, Inc. Project)	5.38	4/1/19	2,000,000	2,001,040
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,013,700
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	4,000,000	3,999,480

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Fort Bend Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/23	7,105,000		8,168,761
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000		2,234,764
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000		3,340,470
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,280,000		1,280,064
San Antonio,
Electric and Gas Systems Revenue	5.00	2/1/23	5,000,000		5,508,250
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000		5,633,750
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000		2,261,440
Utah—.5%
Jordanelle Special Service
District, Special Assessment
Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	900,000		879,759
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	1,825,000		1,983,757
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program) (Prerefunded)	5.00	5/15/14	1,125,000	[b]	1,268,055
Virginia—.2%
Tobacco Settlement Financing
Corporation of Virginia, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.25	6/1/12	1,440,000	[b]	1,458,029

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington—4.6%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,512,700
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,414,150
Franklin County,
GO (Pasco School District
Number 1) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	6/1/13	5,000,000 [b]	5,477,500
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000	2,533,318
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000	2,710,775
Port of Seattle,
Limited Tax GO	5.75	12/1/25	1,000,000	1,106,140
Port of Seattle,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/1/16	5,000,000	5,290,400
Port of Tacoma,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/20	3,025,000	3,405,848
Washington,
GO	5.75	10/1/12	965,000	1,001,342
Washington,
GO	5.75	10/1/12	10,000	10,402
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,876,725
Washington,
GO (Various Purpose)
(Insured; AMBAC)	5.00	1/1/19	3,600,000	4,040,460
Wisconsin—.4%
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000	3,182,165

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—3.3%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,501,590
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000	2,566,000
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,500,000	2,569,125
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,786,785
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000	2,446,686
Puerto Rico Infrastructure
Financing Authority,
Special Tax Revenue	5.00	7/1/16	510,000	546,679
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	3,235,740
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,797,279
Puerto Rico Public Buildings
Authority, Government Facilities
Revenue (Insured; XLCA)	5.25	7/1/20	2,000,000	2,053,680
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	8,903,360
Total Long-Term Municipal Investments
(cost $815,654,716)				845,506,221

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.5%	Rate (%)	Date	Amount ($)		Value ($)
California—.5%
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.10	6/1/11	3,000,000	[g]	3,000,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.13	6/1/11	1,300,000	[g]	1,300,000
New York—.0%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.13	6/1/11	100,000	[g]	100,000
Total Short-Term Municipal Investments
(cost $4,400,000)					4,400,000

Total Investments (cost $820,054,716)			99.0%		849,906,221

Cash and Receivables (Net)			1.0%		8,245,805

Net Assets			100.0%		858,152,026

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, this security was valued at $2,873,189 or 0.3% of net assets.
d Non-income producing—security in default.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate security—interest rate subject to periodic change.
g Variable rate demand note—rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	29.0
AA		Aa		AA	39.0
A		A		A	23.9
BBB		Baa		BBB	5.3
BB		Ba		BB	.6
F1		MIG1/P1		SP1/A1	.5
Not Rated[h]		Not Rated[h]		Not Rated[h]	1.7
					100.0

† Based on total investments.
h Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 31

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	820,054,716	849,906,221
Interest receivable		12,883,776
Receivable for shares of Common Stock subscribed		122,969
Prepaid expenses		166,849
		863,079,815
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		550,777
Cash overdraft due to Custodian		602,855
Payable for investment securities purchased		3,271,140
Payable for shares of Common Stock redeemed		387,291
Accrued expenses		115,726
		4,927,789
Net Assets ($)		858,152,026
Composition of Net Assets ($):
Paid-in capital		832,871,622
Accumulated net realized gain (loss) on investments		(4,571,101)
Accumulated net unrealized appreciation
(depreciation) on investments		29,851,505
Net Assets ($)		858,152,026
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		63,428,977
Net Asset Value, offering and redemption price per share ($)		13.53

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2011

Investment Income ($):
Interest Income	37,183,917
Expenses:
Management fee—Note 3(a)	5,212,337
Shareholder servicing costs—Note 3(b)	973,789
Professional fees	79,997
Custodian fees—Note 3(b)	72,523
Directors’ fees and expenses—Note 3(c)	67,000
Registration fees	36,527
Prospectus and shareholders’ reports	28,541
Loan commitment fees—Note 2	14,114
Interest expense—Note 2	106
Miscellaneous	64,769
Total Expenses	6,549,703
Less—reduction in fees due to earnings credits—Note 3(b)	(1,602)
Net Expenses	6,548,101
Investment Income—Net	30,635,816
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,221,440
Net unrealized appreciation (depreciation) on investments	(5,269,250)
Net Realized and Unrealized Gain (Loss) on Investments	(1,047,810)
Net Increase in Net Assets Resulting from Operations	29,588,006

See notes to financial statements.

The Fund 33

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2011	2010
Operations ($):
Investment income—net	30,635,816	30,052,014
Net realized gain (loss) on investments	4,221,440	1,027,307
Net unrealized appreciation
(depreciation) on investments	(5,269,250)	27,163,287
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,588,006	58,242,608
Dividends to Shareholders from ($):
Investment income—net	(30,552,597)	(29,642,586)
Capital Stock Transactions ($):
Net proceeds from shares sold	101,505,301	102,919,170
Dividends reinvested	23,223,511	22,227,719
Cost of shares redeemed	(128,054,855)	(76,696,602)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(3,326,043)	48,450,287
Total Increase (Decrease) in Net Assets	(4,290,634)	77,050,309
Net Assets ($):
Beginning of Period	862,442,660	785,392,351
End of Period	858,152,026	862,442,660
Undistributed investment income—net	—	252,549
Capital Share Transactions (Shares):
Shares sold	7,509,367	7,714,672
Shares issued for dividends reinvested	1,726,097	1,670,706
Shares redeemed	(9,586,589)	(5,761,280)
Net Increase (Decrease) in Shares Outstanding	(351,125)	3,624,098

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	13.52	13.06	13.12	13.21	13.18
Investment Operations:
Investment income—net[a]	.48	.49	.51	.50	.49
Net realized and unrealized
gain (loss) on investments	.00[b]	.45	(.07)	(.09)	.03
Total from Investment Operations	.48	.94	.44	.41	.52
Distributions:
Dividends from investment income—net	(.47)	(.48)	(.50)	(.50)	(.49)
Net asset value, end of period	13.53	13.52	13.06	13.12	13.21
Total Return (%)	3.65	7.42	3.44	3.16	4.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75	.75	.78	.81	.80
Ratio of net expenses
to average net assets	.75	.75	.77	.79	.80
Ratio of interest and expense related
to floating rates notes issued
to average net assets	—	—	.02	.05	.06
Ratio of net investment income
to average net assets	3.53	3.68	3.94	3.81	3.72
Portfolio Turnover Rate	21.46	13.22	22.75	28.89	23.87
Net Assets, end of period ($ x 1,000)	858,152	862,443	785,392	831,359	734,048

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 35

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”) serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	849,906,221	—	849,906,221

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the four-year period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $484,033, accumulated capital losses $5,397,021 and unrealized appreciation $30,677,425.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2011. If not applied, $1,169,736 of the carryover expires in fiscal 2016, $3,912,775 expires in fiscal 2017 and $314,510 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2011 and May 31, 2010 were as follows: tax exempt income $30,552,249 and $29,642,378 and ordinary income $348 and $208, respectively.

During the period ended May 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $335,768, increased accumulated net realized gain (loss) on investments by $335,355 and increased paid-in capital by $413. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2011, was approximately $7,100 with a related weighted average annualized interest rate of 1.49%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2011, the fund was charged $518,383, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $283,867 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $28,070 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1,602.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $72,523 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $6,387 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $435,028, shareholder services plan fees $41,000, custodian fees $28,943, chief compliance officer fees $3,006 and transfer agency per account fees $42,800.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2011, amounted to $184,108,348 and $184,476,575, respectively.

At May 31, 2011, the cost of investments for federal income tax purposes was $819,228,796; accordingly, accumulated net unrealized appreciation on investments was $30,677,425, consisting of $36,018,174 gross unrealized appreciation and $5,340,749 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Intermediate Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of May 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Intermediate Municipal Bond Fund, Inc. at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 26, 2011

The Fund 43

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended May 31, 2011 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $348 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2011 calendar year on Form 1099-DIV and their portion of the fund’s tax-exempt dividends paid for the 2011 calendar year on Form 1099-INT, both of which will be mailed in early 2012.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (67)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 170
———————
David W. Burke (75)
Board Member (1980)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 84
———————
William Hodding Carter III (76)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-2006)
No. of Portfolios for which Board Member Serves: 29
———————
Gordon J. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 45

The Fund 45

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
• Senior Vice President of the William Morris Agency (1994-2006)
No. of Portfolios for which Board Member Serves: 29
———————
Ehud Houminer (70)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Richard C. Leone (70)
Board Member (1980)
Principal Occupation During Past 5Years:
• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Public Company Board Memberships During Past 5Years:
• Partnership for a Secure America, Director
No. of Portfolios for which Board Member Serves: 29
———————
Hans C. Mautner (73)
Board Member (1980)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-2010)
No. of Portfolios for which Board Member Serves: 29

Robin A. Melvin (47)
Board Member (1995)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-present)
• SeniorVice President, Mentor, a national non-profit youth mentoring organization (1992-2005)
No. of Portfolios for which Board Member Serves: 56
———————
Burton N. Wallack (60)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 29
———————
John E. Zuccotti (73)
Board Member (1980)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
Other Public Company Board Memberships During Past 5Years:
• Emigrant Savings Bank, Director (2004-present)
• Doris Duke Charitable Foundation,Trustee (2006-present)
No. of Portfolios for which Board Member Serves: 29
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Arnold S. Hiatt, Emeritus Board Member

The Fund 47

OFFICERS OF THE FUND (Unaudited)

The Fund 49

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    44,719 in 2010 and $30,312 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,382 in 2010 and $6,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were  $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,184 in 2010 and $3,948 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2010 and $550 in 2011. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $28,017,293 in 2010 and $19,526,919 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE  MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 25, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)